CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
Allowance for doubtful accounts trade receivables, net (in dollars)	$ 2,380		$ 3,313
Ordinary stock, par value (in dollars per share)		0.1		0.1
Ordinary stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary stock, shares issued	44,174,217	44,174,217	37,155,355	37,155,355
Ordinary stock, shares outstanding	44,174,217	44,174,217	37,155,355	37,155,355